INCOME TAXES - Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 1,375	$ 1,912	$ 1,755
Adjustments for tax positions of current year	490	0	0
Adjustments for tax positions of prior years	0	0	157
Reductions from lapse of applicable statute of limitations	(236)	(486)	0
Settlements	0	(51)	0
Balance at end of year	$ 1,629	$ 1,375	$ 1,912